Interest income and expenses, and similar accounts - Summary of information about interest income (expense) (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Summary of Information about Interest Income Expense [Line Items]
Interest Income Due To Rescheduling The Duration Of The Loan	S/ 9,246,000	S/ 22,930,000	S/ 96,627,000
Reactiva Peru [Member]
Disclosure of Summary of Information about Interest Income Expense [Line Items]
Interest Income Due To Rescheduling	S/ 38,650,000	S/ 18,180,000	S/ 23,566,000